Michael A. Littman
                                 Attorney at Law
                                7609 Ralston Road
                                Arvada, CO 80002
                                 (303) 422-8127
                               Fax (303) 431-1567


                             January 27, 2010



Securities and Exchange Commission
Division of Corporation Finance
Mail Stop 3561
Washington, DC 20549

Re:      International Paintball Association, Inc.
         Amendment No. 2 to the Registration Statement on Form 10
         Filed: January 13, 2010
         File No. 000-53464

Dear Mr. McWilliams,

Per our conversation earlier today, we have re-submitted Amendment No. 2 to the Registration Statement on Form 10 for International Paintball Association, Inc., as referenced above, to include both the audited financial statements for the year ended December 31, 2008 and the unaudited interim financial for the nine months ended September 30, 2009, which were not attached in the original filing, but had previously been filed with the Securities and Exchange Commission (SEC) as part of the Annual Report on Form 10-K and the Quarterly Report on Form 10-Q for the quarter ended September 30, 2009, which were filed with the SEC on July 28, 2009 and November 17, 2009, respectively.

We have re-filed our response letter dated, January 12, 2010, which was originally filed as correspondence with SEC on January 13, 2010.

If you can review these documents, and let us know if they are satisfactory and in compliance with your comments, we would appreciate it. If you have any questions, please let me know.

Thank you for your attention to this matter.



                                                     Sincerely,

                                                     /s/Michael A. Littman
                                                     ---------------------
                                                     Michael A. Littman
MAL:kjk